Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 811,095	$ 802,323	$ 1,613,418
Lost Creek
Total	806,926	479,727	1,286,653
Shirley Basin
Total	$ 4,168	49,369	53,537
Other Wyoming exploration projects
Total		254,628	254,628
Other Nevada exploration project
Total		$ 18,600	$ 18,600